UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Margaret A. Schouten
Title: Vice President and Assistant Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Margaret A. Schouten   Camarillo, CA                  April 8, 2005
Report Type (Check only one):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           35
Form 13F Information Table Value Total:       247698
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Allied Capital		COM	01903q108	12925	495220	SOLE
American States Water	COM	29899101	10755	425099	SOLE
Anheuser-Busch 		COM	35229103	11030	232750	SOLE
Atmos Energy		COM	49560105	6739	249575	SOLE
Bank of America		COM	60505104	247	5600	SOLE
Berkshire Hathaway B	COM	84670207	7243	2536	SOLE
Capital Automotive	COM	139733109	15073	455105	SOLE
Capital Automotive A	PFD	139733117	4222	170572	SOLE
Cedar Fair		LTD PART150185106	8658	275135	SOLE
Chubb B			PFD CONV171232507	8060	268860	SOLE
Citigroup		COM	172967101	10949	243630	SOLE
Entertainment Ppty B	PFD	29380t303	4912	196000	SOLE
Entertainment PropertiesCOM	29380t105	11239	271265	SOLE
Exxon Mobil		COM	30231g102	126	2120	SOLE
GATX			COM	361448103	11801	355554	SOLE
General Electric	COM	369604103	291	8060	SOLE
HRPT Properties		COM	40426w101	7863	660223	SOLE
Health Care Property 	COM	421915109	11527	491150	SOLE
Johnson & Johnson	COM	478160104	14	212	SOLE
Johnson Controls	COM	478366107	89	1600	SOLE
McDonalds		COM	580135101	5595	179681	SOLE
Merck			COM	589331107	2904	89702	SOLE
Meridian Bioscience	COM	589584101	1520	102000	SOLE
NBTY 			COM	628782104	7782	310170	SOLE
Pacific Capital Bancorp	COM	69404p101	11629	390495	SOLE
Plum Creek Timber	COM	729251108	5860	164141	SOLE
Quaker Chemical		COM	747316107	9734	473925	SOLE
Sonoco 			COM	835495102	9241	320304	SOLE
Trizec Properties	COM	89687p107	8575	451315	SOLE
Trustmark 		COM	898402102	13618	469575	SOLE
United Dominion Realty	COM	910197102	4070	195000	SOLE
Washington Mutual	COM	939322103	100	2530	SOLE
Washington REIT		COM	939653101	9504	330590	SOLE
Wells Fargo		COM	949746101	239	4000	SOLE
iStar Financial		COM	45031u101	13564	329372	SOLE